Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
United States	$ (15,339,841)	$ (28,118,382)
Foreign	(1,398,888)	(2,901,343)
Loss before income taxes	$ (16,738,729)	$ (31,019,725)